Investment in Aqualung - Schedule of Changes in Investment in Aqualung (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Disclosure of fair value measurement of equity [line items]
Balance, December 31, 2024			$ 2,335
Effect of change in fair value	$ (238)		2,752
Effect of foreign exchange translation	984	$ 7	1,004	$ (3)
Balance, June 30, 2025	5,350		5,350
Investment in Aqualung
Disclosure of fair value measurement of equity [line items]
Balance, December 31, 2024			2,335
Effect of change in fair value			2,752
Effect of foreign exchange translation			263
Balance, June 30, 2025	$ 5,350		$ 5,350